Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our CEO Javier Ferrer and former CEO Ignacio Alvarez and to our Non-CEO NEOs and certain financial performance of the Corporation. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Corporation’s pay-for-performance philosophy and how we align executive compensation with the Corporation’s performance, refer to the CD&A.
Pay Versus Performance Table

Fiscal Year	Summary Compensation Table Total for Current CEO(i)	Summary Compensation Table Total for Former CEO(i)	Compensation Actually Paid to Current CEO(ii)	Compensation Actually Paid to Former CEO(ii)	Average Summary Compensation Table Total for Non-CEO NEOs(i)	Average Compensation Actually paid to Non-CEO NEOs(ii)	Value of Fixed $100 Investment Based on(iii):		Net Income(iv) ($ in thousands)	Company Selected Measure: ROTCE adjusted(v)
							Total Shareholder Return	Peer Group Total Shareholder Return
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
2025	$4,825,287	$7,062,984	$7,088,367	$11,378,580	$1,859,810	$2,830,443	$255.34	$149.11	$833,159	11.02%
2024	2,734,293	6,158,410	3,196,403	7,533,058	1,782,187	2,024,715	187.73	139.29	614,212	10.00%
2023	2,586,441	5,768,783	3,392,503	8,623,364	1,910,127	2,524,242	159.32	115.53	541,342	10.19%
2022	2,573,296	6,323,708	2,278,598	5,415,141	2,022,253	1,811,951	124.06	119.64	1,102,641	15.47%
2021	1,917,319	5,119,158	3,078,226	10,039,211	1,761,108	2,847,634	149.05	142.91	934,889	18.47%
(i)	On July 2025 Mr. Ferrer was appointed to CEO and from January 2021 through June 2025 our former CEO was
Mr. Alvarez. Non-CEO NEOs refers to our NEOs other than the CEO. For the years 2021, 2022 and 2023, the Non-CEO NEOs were: Messrs. C. Vázquez, J. Ferrer, L. Soriano, and M. Chinea. For 2024 the Non-CEO NEOs were: Messrs. J. García, C. Vázquez, J. Ferrer, L. Soriano and M. Chinea. For 2025, the Non-CEO NEOs were: Messrs. J. García, L. Soriano and M. Chinea and Ms. C. Burckhart.
(ii)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for restricted stock awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for performance-based awards (excluding TSR Awards), the same valuation methodology as restricted stock awards above except year-end and vesting date values are multiplied by the probability of achievement as of each such date, and (3) for TSR-based performance awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or, in the case of vesting date, the actual vesting price and probability of achievement.

(iii)	The adjustments (exclusions and additions) made to the Summary Compensation Total (SCT) to calculate the Compensation Actually Paid (CAP) amount are the following:

	Current CEO			Former CEO			Non-CEO NEOs
	Stock Awards Excluded from SCT	Change in Pension Value Excluded from SCT(a)	Value of Stock Awards Added to CAP Amount(b)	Stock Awards Excluded from SCT	Change in Pension Value Excluded from SCT(a)	Value of Stock Awards Added to CAP Amount(b)	Average Stock Awards Excluded from SCT	Average Change in Pension Value Excluded from SCT(a)	Average Value of Stock Awards Added to CAP Amount(b)
2025	$2,315,076	—	$4,578,156	$5,085,000	—	$9,400,596	$622,103	$883	$1,593,619
(a)
This column contains the required accounting representation of the annual change in present value of the pension benefit as of December 31st. No additional pension benefits were earned in 2025, as the Corporation’s defined benefit plans have been frozen since 2009. The 2025 increase for Non-CEO NEOs was mainly due to a decrease in the interest rates used for measuring plan liabilities. Present value for changes in pension value was determined using year-end Statement of Financial Accounting Standard Codification Topic 715 assumptions with the following exception: payments are assumed to begin at the earliest possible retirement date at which benefits are unreduced (age 55 with 10 years of service).

(b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)(A)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)(B)
Current CEO	2025	$2,964,730	$1,398,112	$54,327	$84,329	—	$76,659	$4,578,156
Former CEO	2025	6,122,524	2,496,853	—	626,127	—	155,092	9,400,596
Non-CEO NEOs	2025	867,514	625,365	31,265	33,749	—	35,726	1,593,619
(A)
The values in this column reflect the fair value of a portion of a restricted stock award that was vested and withheld upon the grant of such award to a retirement eligible NEO for purposes of satisfying applicable tax obligations of the retirement eligible NEO in connection with the restricted stock award.

(B)	The values shown in this column have been rounded to the nearest dollar.
(iv)	The peer group selected for TSR is the Nasdaq Bank Index, as reported in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.
(v)
Adjusted Return on Tangible Common Equity (“ROTCE”) measures how well the Corporation’s management is using its capital from investors to generate profits. ROTCE is computed by dividing net earnings applicable to common shareholders by average tangible common shareholders’ equity. Goodwill, other intangible assets (i.e., intellectual property, licenses, patents, etc.), and unrealized gains and losses from available for sale and held to maturity investments are excluded from the equity calculation. The value derived from the foregoing calculation is adjusted for items that are non-recurring, unusual or not indicative of ongoing operations.

Company Selected Measure Name			Adjusted Return on Tangible Common Equity (“ROTCE”)
Named Executive Officers, Footnote
(i)	On July 2025 Mr. Ferrer was appointed to CEO and from January 2021 through June 2025 our former CEO was
Mr. Alvarez. Non-CEO NEOs refers to our NEOs other than the CEO. For the years 2021, 2022 and 2023, the Non-CEO NEOs were: Messrs. C. Vázquez, J. Ferrer, L. Soriano, and M. Chinea. For 2024 the Non-CEO NEOs were: Messrs. J. García, C. Vázquez, J. Ferrer, L. Soriano and M. Chinea. For 2025, the Non-CEO NEOs were: Messrs. J. García, L. Soriano and M. Chinea and Ms. C. Burckhart.

Peer Group Issuers, Footnote
(iv)	The peer group selected for TSR is the Nasdaq Bank Index, as reported in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

Adjustment To PEO Compensation, Footnote
(iii)	The adjustments (exclusions and additions) made to the Summary Compensation Total (SCT) to calculate the Compensation Actually Paid (CAP) amount are the following:

	Current CEO			Former CEO			Non-CEO NEOs
	Stock Awards Excluded from SCT	Change in Pension Value Excluded from SCT(a)	Value of Stock Awards Added to CAP Amount(b)	Stock Awards Excluded from SCT	Change in Pension Value Excluded from SCT(a)	Value of Stock Awards Added to CAP Amount(b)	Average Stock Awards Excluded from SCT	Average Change in Pension Value Excluded from SCT(a)	Average Value of Stock Awards Added to CAP Amount(b)
2025	$2,315,076	—	$4,578,156	$5,085,000	—	$9,400,596	$622,103	$883	$1,593,619
(a)
This column contains the required accounting representation of the annual change in present value of the pension benefit as of December 31st. No additional pension benefits were earned in 2025, as the Corporation’s defined benefit plans have been frozen since 2009. The 2025 increase for Non-CEO NEOs was mainly due to a decrease in the interest rates used for measuring plan liabilities. Present value for changes in pension value was determined using year-end Statement of Financial Accounting Standard Codification Topic 715 assumptions with the following exception: payments are assumed to begin at the earliest possible retirement date at which benefits are unreduced (age 55 with 10 years of service).

(b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)(A)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)(B)
Current CEO	2025	$2,964,730	$1,398,112	$54,327	$84,329	—	$76,659	$4,578,156
Former CEO	2025	6,122,524	2,496,853	—	626,127	—	155,092	9,400,596
Non-CEO NEOs	2025	867,514	625,365	31,265	33,749	—	35,726	1,593,619
(A)
The values in this column reflect the fair value of a portion of a restricted stock award that was vested and withheld upon the grant of such award to a retirement eligible NEO for purposes of satisfying applicable tax obligations of the retirement eligible NEO in connection with the restricted stock award.

(B)	The values shown in this column have been rounded to the nearest dollar.

Non-PEO NEO Average Total Compensation Amount			$ 1,859,810	$ 1,782,187	$ 1,910,127	$ 2,022,253	$ 1,761,108
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,830,443	2,024,715	2,524,242	1,811,951	2,847,634
Adjustment to Non-PEO NEO Compensation Footnote
(iii)	The adjustments (exclusions and additions) made to the Summary Compensation Total (SCT) to calculate the Compensation Actually Paid (CAP) amount are the following:

	Current CEO			Former CEO			Non-CEO NEOs
	Stock Awards Excluded from SCT	Change in Pension Value Excluded from SCT(a)	Value of Stock Awards Added to CAP Amount(b)	Stock Awards Excluded from SCT	Change in Pension Value Excluded from SCT(a)	Value of Stock Awards Added to CAP Amount(b)	Average Stock Awards Excluded from SCT	Average Change in Pension Value Excluded from SCT(a)	Average Value of Stock Awards Added to CAP Amount(b)
2025	$2,315,076	—	$4,578,156	$5,085,000	—	$9,400,596	$622,103	$883	$1,593,619
(a)
This column contains the required accounting representation of the annual change in present value of the pension benefit as of December 31st. No additional pension benefits were earned in 2025, as the Corporation’s defined benefit plans have been frozen since 2009. The 2025 increase for Non-CEO NEOs was mainly due to a decrease in the interest rates used for measuring plan liabilities. Present value for changes in pension value was determined using year-end Statement of Financial Accounting Standard Codification Topic 715 assumptions with the following exception: payments are assumed to begin at the earliest possible retirement date at which benefits are unreduced (age 55 with 10 years of service).

(b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)(A)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)(B)
Current CEO	2025	$2,964,730	$1,398,112	$54,327	$84,329	—	$76,659	$4,578,156
Former CEO	2025	6,122,524	2,496,853	—	626,127	—	155,092	9,400,596
Non-CEO NEOs	2025	867,514	625,365	31,265	33,749	—	35,726	1,593,619
(A)
The values in this column reflect the fair value of a portion of a restricted stock award that was vested and withheld upon the grant of such award to a retirement eligible NEO for purposes of satisfying applicable tax obligations of the retirement eligible NEO in connection with the restricted stock award.

(B)	The values shown in this column have been rounded to the nearest dollar.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. TSR
The graph below compares the Corporation's cumulative TSR to that of the Nasdaq Bank Index, assuming an initial $100 investment on December 31, 2020 and the value at the end of 2021, 2022, 2023, 2024 and 2025, based on the respective stock prices and reinvestment of dividends. In addition, the graph below describes the 5-year (2021-2025) relationship between the current CEO, former CEO and other Non-CEO NEOs compensation actually paid and the Corporation’s TSR.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Net Income
The graph below describes the 5-year (2021-2025) relationship between the current CEO, former CEO and other Non-CEO NEOs’ compensation actually paid and the Corporation’s net income.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid vs. ROTCE (adjusted)
The graph below describes the 5-year (2021-2025) relationship between the current CEO, former CEO and other Non-CEO NEOs’ compensation actually paid and the Corporation’s adjusted ROTCE.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid vs. TSR
The graph below compares the Corporation's cumulative TSR to that of the Nasdaq Bank Index, assuming an initial $100 investment on December 31, 2020 and the value at the end of 2021, 2022, 2023, 2024 and 2025, based on the respective stock prices and reinvestment of dividends. In addition, the graph below describes the 5-year (2021-2025) relationship between the current CEO, former CEO and other Non-CEO NEOs compensation actually paid and the Corporation’s TSR.

Tabular List, Table
The following were the most important financial performance measures, as determined by the Corporation, that link compensation actually paid to our current CEO, former CEO and Non-CEO NEOs to the Corporation’s performance for the most recently completed fiscal year:

Most Important Performance Measures
Net Income
Total Shareholder Return (TSR)
Return on Tangible Common Equity (ROTCE – adjusted)

Total Shareholder Return Amount			$ 255.34	187.73	159.32	124.06	149.05
Peer Group Total Shareholder Return Amount			149.11	139.29	115.53	119.64	142.91
Net Income (Loss)			$ 833,159,000	$ 614,212,000	$ 541,342,000	$ 1,102,641,000	$ 934,889,000
Company Selected Measure Amount			0.1102	0.10	0.1019	0.1547	0.1847
PEO Name	Mr. Ferrer	Mr. Alvarez		Mr. Alvarez	Mr. Alvarez	Mr. Alvarez	Mr. Alvarez
Equity Awards Adjustments, Footnote
(b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)(A)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)(B)
Current CEO	2025	$2,964,730	$1,398,112	$54,327	$84,329	—	$76,659	$4,578,156
Former CEO	2025	6,122,524	2,496,853	—	626,127	—	155,092	9,400,596
Non-CEO NEOs	2025	867,514	625,365	31,265	33,749	—	35,726	1,593,619
(A)
The values in this column reflect the fair value of a portion of a restricted stock award that was vested and withheld upon the grant of such award to a retirement eligible NEO for purposes of satisfying applicable tax obligations of the retirement eligible NEO in connection with the restricted stock award.

(B)	The values shown in this column have been rounded to the nearest dollar.

Unreduced Benefit Age			55 years
Period of Services for Unreduced Benefit			10 years
Measure:: 1
Pay vs Performance Disclosure
Name			Net Income
Measure:: 2
Pay vs Performance Disclosure
Name			Total Shareholder Return (TSR)
Measure:: 3
Pay vs Performance Disclosure
Name			Return on Tangible Common Equity (ROTCE – adjusted)
Non-GAAP Measure Description
(v)
Adjusted Return on Tangible Common Equity (“ROTCE”) measures how well the Corporation’s management is using its capital from investors to generate profits. ROTCE is computed by dividing net earnings applicable to common shareholders by average tangible common shareholders’ equity. Goodwill, other intangible assets (i.e., intellectual property, licenses, patents, etc.), and unrealized gains and losses from available for sale and held to maturity investments are excluded from the equity calculation. The value derived from the foregoing calculation is adjusted for items that are non-recurring, unusual or not indicative of ongoing operations.

Javier D. Ferrer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,825,287	$ 2,734,293	$ 2,586,441	$ 2,573,296	$ 1,917,319
PEO Actually Paid Compensation Amount			7,088,367	3,196,403	3,392,503	2,278,598	3,078,226
Ignacio Alvarez [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,062,984	6,158,410	5,768,783	6,323,708	5,119,158
PEO Actually Paid Compensation Amount			11,378,580	$ 7,533,058	$ 8,623,364	$ 5,415,141	$ 10,039,211
PEO | Javier D. Ferrer [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Javier D. Ferrer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,315,076)
PEO | Javier D. Ferrer [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,578,156
PEO | Javier D. Ferrer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,964,730
PEO | Javier D. Ferrer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,398,112
PEO | Javier D. Ferrer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			54,327
PEO | Javier D. Ferrer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			84,329
PEO | Javier D. Ferrer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Javier D. Ferrer [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			76,659
PEO | Ignacio Alvarez [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ignacio Alvarez [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,085,000)
PEO | Ignacio Alvarez [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,400,596
PEO | Ignacio Alvarez [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,122,524
PEO | Ignacio Alvarez [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,496,853
PEO | Ignacio Alvarez [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ignacio Alvarez [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			626,127
PEO | Ignacio Alvarez [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ignacio Alvarez [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			155,092
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(883)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(622,103)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,593,619
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			867,514
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			625,365
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			31,265
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			33,749
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 35,726